Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of June 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 1.9%
Gentex Corp.	17,192	378,052
Phinia, Inc.	1,460	64,955
		443,007

Banks 1.4%
M&T Bank Corp.	1,704	330,559

Capital Goods 13.7%
Generac Holdings, Inc. *	3,901	558,662
Kennametal, Inc.	16,813	386,026
Masco Corp.	3,741	240,771
Middleby Corp. *	3,457	497,808
nVent Electric PLC	6,303	461,695
Resideo Technologies, Inc. *	25,847	570,185
Simpson Manufacturing Co., Inc.	1,530	237,624
Snap-on, Inc.	917	285,352
		3,238,123

Commercial & Professional Services 6.8%
Brady Corp., Class A	3,660	248,770
Brink's Co.	10,599	946,385
Dun & Bradstreet Holdings, Inc.	19,393	176,283
Korn Ferry	3,116	228,496
		1,599,934

Consumer Discretionary Distribution & Retail 1.0%
CarMax, Inc. *	3,084	207,276
Leslie's, Inc. *	89,927	37,760
		245,036

Consumer Durables & Apparel 2.9%
Mattel, Inc. *	23,014	453,836
Mohawk Industries, Inc. *	2,160	226,455
		680,291

Consumer Services 17.0%
ADT, Inc.	41,621	352,530
Adtalem Global Education, Inc. *	2,859	363,751
Lindblad Expeditions Holdings, Inc. *	87,072	1,016,130
Norwegian Cruise Line Holdings Ltd. *	48,150	976,482
OneSpaWorld Holdings Ltd.	64,592	1,317,030
		4,025,923

Financial Services 15.6%
Carlyle Group, Inc.	6,407	329,320
Fiserv, Inc. *	5,405	931,876
Goldman Sachs Group, Inc.	484	342,551
KKR & Co., Inc.	4,209	559,923
Lazard, Inc.	8,758	420,209
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	5,630	713,828
WEX, Inc. *	2,691	395,281
		3,692,988

Food, Beverage & Tobacco 1.0%
J.M. Smucker Co.	2,298	225,664

Health Care Equipment & Services 4.0%
Envista Holdings Corp. *	17,591	343,728
Labcorp Holdings, Inc.	1,339	351,501
Zimmer Biomet Holdings, Inc.	2,820	257,212
		952,441

Household & Personal Products 0.6%
Reynolds Consumer Products, Inc.	7,096	151,996

Insurance 4.4%
Aflac, Inc.	2,246	236,863
First American Financial Corp.	9,612	590,081
Progressive Corp.	785	209,485
		1,036,429

Materials 1.2%
Axalta Coating Systems Ltd. *	9,444	280,392

Media & Entertainment 7.3%
Interpublic Group of Cos., Inc.	9,362	229,182
Madison Square Garden Entertainment Corp., Class A *	7,918	316,482
Madison Square Garden Sports Corp. *	1,464	305,903
Manchester United PLC, Class A *	21,221	377,946
Paramount Global, Class B	13,532	174,563
Sphere Entertainment Co. *	7,657	320,062
		1,724,138

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Bio-Rad Laboratories, Inc., Class A *	1,220	294,410
Charles River Laboratories International, Inc. *	2,513	381,298
Prestige Consumer Healthcare, Inc. *	6,880	549,368
		1,225,076

Real Estate Management & Development 4.2%
CBRE Group, Inc., Class A *	2,908	407,469
Jones Lang LaSalle, Inc. *	2,330	595,967
		1,003,436

Software & Services 2.6%
Fair Isaac Corp. *	224	409,463
Hackett Group, Inc.	7,659	194,692
		604,155

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.9%
Keysight Technologies, Inc. *	2,525	413,747
Knowles Corp. *	20,579	362,602
Littelfuse, Inc.	1,437	325,811
Motorola Solutions, Inc.	764	321,231
Zebra Technologies Corp., Class A *	1,405	433,246
		1,856,637
Total Common Stocks (Cost $20,918,600)		23,316,225

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	296,039	296,039
Total Short-Term Investments (Cost $296,039)		296,039
Total Investments in Securities (Cost $21,214,639)		23,612,264

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$23,316,225	$—	$—	$23,316,225
Short-Term Investments[1]	296,039	—	—	296,039
Total	$23,612,264	$—	$—	$23,612,264

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG117329JUN25